Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

  Reverse Stock Splits: Subsequent to the balance sheet date, the Company effected three reverse stock splits of its common shares, pursuant to a proposal approved by shareholders at the Company's 2017 Annual Meeting of Shareholders held on June 29, 2017. On July 5, 2017 the Company effected a one-for-seven reverse stock split, on July 27, 2017, the Company effected a one-for-six reverse stock split and on August 24, 2017, the Company effected a one-for-seven reverse stock split (Note 8). All share and per share amounts disclosed in the accompanying unaudited interim consolidated financial statements give effect to these reverse stock splits retroactively and thus affect all periods presented.

  Issuance and Conversion of Series B Preferred Shares: Subsequent to the balance sheet date and up to September 7, 2017, the Company issued 35,814 common shares on conversion of Series B-1 convertible preferred shares outstanding on June 30, 2017. Additionally, the Company received $7,500 of gross proceeds from the exercise of 7,500 Series B-1 and B-2 preferred warrants to purchase an equal number of Series B-1 and B-2 convertible preferred shares and 7,055 of these Series B-1 and B-2 convertible preferred shares were converted to 2,592,297 common shares.

  Repayment of Addiewell Loan: Subsequent to the balance sheet date, the Company repaid $7,500 of Addiewell outstanding loan balance, according to the respective terms of the loan agreement.

  Receipt of NASDAQ Notice: On July 31, 2017, the Company received written notification from The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company is no longer in compliance with the continued listing requirements, because the market value of publicly held shares (“MVPHS”) was below $5,000 for 30 consecutive business days. The applicable grace period to regain compliance is 180 calendar days, or until January 29, 2018. The Company intends to monitor its MVPHS during the prescribed grace period and is considering all options that will allow its common shares to remain listed on Nasdaq.